Property and Equipment,Net	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property and Equipment,Net
4.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Electronic equipment	71,778	127,650
Leasehold improvement	35,171	47,988
Software	10,416	18,683
Furniture and office equipment	5,967	7,980
Total	123,332	202,301
Less: accumulated depreciation	(58,163)	(97,078)
	65,169	105,223

Depreciation expenses were RMB15,760, RMB22,675 and RMB39,700 for the years ended December 31, 2018, 2019 and 2020, respectively.